As filed with the U.S. Securities and Exchange Commission on October 4, 2013

File No. 333-111986
File No. 811-21475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 52	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 313-1341

Lee Thoresen, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402-4422
(612) 313-1341
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS
DATED [   ], 2013
SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RBC Emerging Markets Equity Funds Prospectus

[   ], 2013

RBC Emerging Markets Equity Fund

Class A: [   ]

Class I: [   ]

RBC Emerging Markets Small Cap Equity Fund

Class A: [   ]

Class I: [   ]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries
This prospectus describes the emerging markets equity funds (the “Funds” or each a “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Funds’ investment objectives, principal investment strategies and risks, past performance, and fees.	1	RBC Emerging Markets Equity Fund
	5	RBC Emerging Markets Small Cap Equity Fund
	9	Important Additional Information

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks
	10	Investment Objectives
	10	Principal Investment Strategies
	11	Investing for Temporary Defensive Purposes
	11	Risk Profile of Mutual Funds
	11	Overview of Certain Principal Risks of the Funds
	12	Principal Risks

Management
The Funds are managed by RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)” or the “Advisor”).	15	Investment Advisor
	15	Investment Sub-Advisor
	16	Portfolio Managers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	17	Pricing of Fund Shares
	18	Investment Minimums
	19	Additional Policies About Transactions
	21	Instructions for Opening an Account
	22	Instructions for Purchasing and Adding to Your Shares
	23	Automatic Monthly Investments
	23	Dividends and Distributions and Directed Dividend Option
	24	Selling Your Shares
	25	Instructions for Selling Shares (Redemptions)
	25	Additional Policies on Selling Shares (Redemptions)
	26	Exchanging Your Shares
	27	Additional Policies on Exchanges
	27	Additional Shareholder Services
	28	Market Timing and Excessive Trading
	29	Disclosure of Portfolio Holdings
	30	Distribution Arrangements/Sales Charges
	32	Distribution and Service (12b-1) Fees
	32	Dividends, Distributions and Taxes
	34	Organizational Structure

Financial Highlights
35

Privacy Policy
36

Back Cover
Where to Learn More About the Funds

Fund Summary	RBC Emerging Markets Equity Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page [   ] of this prospectus.

	Class A		Class I
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]	%	[ ]	%
Distribution and Service (12b-1) Fees	0.25%		None
Other Expenses[2]	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement[3]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	[ ]	%	[ ]	%

[1]	[A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.]

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]

[The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until [   ] and may not be terminated by the Advisor prior to that date.]

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class I
One Year	$	[ ]	$	[ ]
Three Years	$	[ ]	$	[ ]

Fund Summary	RBC Emerging Markets Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year of operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities and/or investments that provide exposure to equity securities of issuers tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation with the emerging market country, or has a significant percentage of its assets in the emerging market country. Currently, emerging market countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights.

The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Fund Summary	RBC Emerging Markets Equity Fund

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

3

Fund Summary	RBC Emerging Markets Equity Fund

Performance Information

The Fund has not commenced operations as of the date of this prospectus and therefore has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Investment Sub-Advisor

RBC Global Asset Management (UK) Limited

Portfolio Manager

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Philippe Langham, Senior Portfolio Manager and Head, Emerging Market Equities of the Sub-Advisor, has been a portfolio manager of the Fund since 2013.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [   ] of this prospectus.

4

Fund Summary	RBC Emerging Markets Small Cap Equity Fund

Investment Objective

The Fund seeks long-term total capital growth.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page [   ] of this prospectus.

	Class A		Class I
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]	%	[ ]	%
Distribution and Service (12b-1) Fees	0.25%		None
Other Expenses[2]	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement[3]	[ ]	%	[ ]	%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	[ ]	%	[ ]	%

1	[A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.]

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3

[The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until [   ] and may not be terminated by the Advisor prior to that date.]

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A		Class I
One Year	$	[ ]	$	[ ]
Three Years	$	[ ]	$	[ ]

5

Fund Summary	RBC Emerging Markets Small Cap Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year of operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of smaller companies and/or investments that provide exposure to equity securities of smaller issuers tied to emerging market countries that are considered by the Fund to have the potential to provide long-term total capital growth. The Fund currently considers smaller companies and issuers to be those that have a market capitalization at the time of purchase of up to $5 billion.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation with the emerging market country, or has a significant percentage of its assets in the emerging market country. Currently, emerging market countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights.

The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

The Fund’s portfolio will normally consist of approximately 40 to 80 companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

6

Fund Summary	RBC Emerging Markets Small Cap Equity Fund

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, Sub-Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

7

Fund Summary	RBC Emerging Markets Small Cap Equity Fund

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Performance Information

The Fund has not commenced operations as of the date of this prospectus and therefore has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. The performance of an appropriate broad-based index also will be included in the performance table.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Investment Sub-Advisor

RBC Global Asset Management (UK) Limited

Portfolio Manager

The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Philippe Langham, Senior Portfolio Manager and Head, Emerging Market Equities of the Sub-Advisor, has been a portfolio manager of the Fund since 2013.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [   ] of this prospectus.

8

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Funds by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Funds’ minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:
Class A	$1,000 ($250 for IRA and $100 for Automatic Monthly Investment Plan)

Class I	$250,000 ($0 for Qualified Retirement Plans)

Minimum Subsequent Investment:
Class A	$100 ($1,000 for wire purchases and $50 for Automatic Monthly Investment Plan)

Class I	No Minimum

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

Each Fund’s investment objective described in the “Fund Summary” section of this prospectus is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail each Fund’s principal investment strategies. A full discussion of all permissible investments can be found in the Funds’ Statement of Additional Information (“SAI”).

RBC Emerging Markets Equity Fund. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation with the emerging market country, or has a significant percentage of its assets in the emerging market country. Currently, emerging market countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights.

The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

RBC Emerging Markets Small Cap Equity Fund. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies tied to emerging market countries that are considered by the Fund to have the potential to provide long-term total capital growth.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation with the emerging market country, or has a significant percentage of its assets in the emerging market country. Currently, emerging market countries include, but are not limited to, countries in Asia, Africa, Eastern Europe, the Middle East, and Latin America.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, participation notes, warrants and rights.

The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

10

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

The Fund’s portfolio will normally consist of approximately 40 to 80 companies.

Investing for Temporary Defensive Purposes

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. This could prevent losses, but, if a Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Risk Profile of Mutual Funds

Overview of Certain Principal Risks of the Funds

	Active Management Risk	Emerging Markets Risk	Equity Market Risk	Foreign Investment Risk	Smaller Company Risk
RBC Emerging Markets Equity Fund	X	X	X	X
RBC Emerging Markets Small Cap Equity Fund	X	X	X	X	X

More information on these and other risks can be found in the Funds’ SAI.

11

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Principal Risks

Each of the Funds is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Sub-Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Because each Fund holds securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up and you can lose money by investing in a Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency, entity, or person.

The principal risks of investing in each Fund are identified in the “Fund Summary” section of this prospectus and are further described below.

Active Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor, Sub-Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Counterparty Risk. Each Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Changes in exchange rates between currencies or the conversion from one currency to another may cause the value of a Fund’s investments to decline or increase. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and the relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments.

Custodial Risk. The Funds may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Funds which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

12

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Emerging Markets Risk. The Funds may invest in less developed or emerging markets. These markets may be volatile and illiquid and the investments of a Fund in such markets may be considered speculative and subject to significant delays in settlement. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties which are less well capitalized, and custody and registration of assets in some countries may be unreliable. Delays in settlement could result in investment opportunities being missed if a Fund is unable to acquire or dispose of a security.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred stocks, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Issuer/Credit Risk. A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Information about a security’s credit quality may be imperfect and a security’s credit rating may be downgraded at any time.

Liquidity Risk. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. Because the Funds’ principal investment strategies involve foreign (non-U.S.) securities, derivatives and other securities with substantial market and/or credit risk, the Funds will tend to have a significant exposure to liquidity risk.

Market Risk. One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of a Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by a Fund. Unexpected volatility or illiquidity could impair a Fund’s profitability or result in losses.

13

More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks

Operational Risk. A Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, Sub-Advisor, transfer agent, custodian or administrator. A Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Smaller Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

Valuation Risk. The Funds’ assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where a Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different to the estimated fair values of these investments.

14

Management

Investment Advisor

The Funds are advised by RBC Global Asset Management (U.S.) Inc., a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 15 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 51 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Advisor’s charter is to provide fixed income, equity, and balanced portfolio management services to institutional and individual investors. As of [September 30, 2013], the Advisor’s investment team managed approximately $[ ] in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, each Fund will pay a fee (expressed as a percentage of average net assets) as follows:

RBC Emerging Markets Equity Fund	[ ]	%[1]
RBC Emerging Markets Small Cap Equity Fund	[ ]	%[1]

1

[The Advisor has contractually agreed to waive or limit fees through [ ] in order to maintain net annual fund operating expenses of the Funds as set forth under each Fund’s “Fees and Expenses of the Fund.” The waiver and limitation excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of each Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.]

The Advisor provides certain administrative services to the Funds.

Additional Payments. The Advisor may make payments, out of its own resources and at no additional cost to the Funds or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Investment Sub-Advisor

The Funds are sub-advised by RBC Global Asset Management (UK) Limited. The Sub-Advisor is a wholly-owned subsidiary of RBC, which is the parent company of the Advisor. The Sub-Advisor is located at Riverbank House, 2 Swan Lane, London, United Kingdom, EC4R 3BF. The Sub-Advisor has been registered with the SEC as an investment adviser since September 2013, and is authorized and regulated by the UK Financial Conduct Authority. The Sub-Advisor employed 25 individuals and had $5.2 billion in assets under management as of September 30, 2013.

Management

The Sub-Advisor is paid by the Advisor out of the advisory fee the Advisor is paid by each Fund.

Information regarding the factors considered by the Board of Trustees of each Fund in connection with the most recent approval of the Investment Advisory Agreements with the Advisor and Sub-Advisory Agreements with the Sub-Advisor for the Funds, will be provided in the Funds’ Annual Report for the fiscal year ended [March 31, 2014].

15

Portfolio Managers

The Advisor is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Philippe Langham	Senior Portfolio Manager and Head, Emerging Market Equities	December 2013	21 years	BA Hons Economics, ACA (Chartered Accountant), AIMR	Senior Portfolio Manager at the Sub-Advisor since December 2009; Head of Global Emerging Markets with Société Générale Asset Management S.A., August 2007-August 2009.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Funds’ SAI.

16

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated. The net asset value (“NAV”) is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	NAV is calculated separately for each class of shares.

2.	You can find many Funds’ NAV daily in The Wall Street Journal and in other newspapers or they are available at www.rbcgam.us or by calling 1-800-422-2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares Outstanding

The per share NAV for each Fund is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or, at the Funds’ option, on days the primary trading markets for the Funds’ portfolio instruments are open.

Your order for purchase, sale or exchange of shares is generally based on the next applicable price calculated after your order is received in good order by the Fund’s transfer agent. For example: If you place a purchase order to buy shares of a Fund, it must be received before 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV calculated on the next business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

Generally, you may purchase, redeem, or exchange shares of the Funds on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. The Funds reserve the right to close if the primary trading market of the Funds’ portfolio instruments are closed and Fund management believes that there is not an adequate market to meet purchase, redemption or exchange requests.

Because the Funds each may own securities that are primarily listed on foreign exchanges which may trade on days when such Fund does not price its shares, the value of the Funds’ investments may change on days when shareholders will not be able to purchase or redeem shares.

Valuation of Portfolio Securities. On behalf of each Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. In general, when the market value of a portfolio security is readily available, the Fund shall rely on independent pricing services or market quotes from independent broker-dealers to determine the market value of portfolio securities. The market value of an equity security is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are generally priced using valuations provided by independent pricing vendors. Prices obtained from pricing vendors utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional–size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Investments in open-end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.

17

Shareholder Information

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that each Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for Funds that invest in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and close of the NYSE, when a Fund’s NAV is typically calculated. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

Investment Minimums

You may purchase shares of the Funds through the Funds’ Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares.1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment
Account Type	Amount
Regular	$1,000
IRA and Uniform Transfer/Gifts to Minors Accounts	$250
By exchange[2] from another RBC Fund into a regular account	$1,000
By exchange[2] from another RBC Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$100
Class I: Regular – Institutions or Individuals	$250,000
Class I: Through qualified retirement benefit plans	$0

Minimum Additional Investment
Investment Type	Amount
By telephone or mail	$100
By exchange[2] from another RBC Fund into a regular account	$1,000
By exchange[2] from another RBC Fund into an IRA or Uniform Transfer/Gifts to Minors Account	$100
With Automatic Monthly Investments	$50

18

Shareholder Information

1

Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

2

The Funds listed in this prospectus, the RBC BlueBay Emerging Market Select Bond Fund, the RBC BlueBay Emerging Market Corporate Bond Fund, the RBC BlueBay Global High Yield Bond Fund, the RBC BlueBay Global Convertible Bond Fund, the RBC BlueBay Absolute Return Fund, the Access Capital Community Investment Fund, RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, and RBC Institutional Class 1 Shares of the Prime Money Market Fund are eligible for exchanges.

Additional Policies About Transactions

The Funds cannot process transaction requests unless they are properly completed as described in this section. The Funds may cancel or change their transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

All purchases must be in US Dollars. All checks must be in US Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, post dated checks, post dated online bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.

The Funds may waive their minimum purchase requirement. Each of the Funds, the Distributor, the Advisor or the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Funds and their shareholders. The Funds do not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Telephone Purchase, Exchange and Redemption Privileges. Shareholders who open accounts with the RBC Funds will automatically be granted telephone purchase, exchange and redemption privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the Funds. If you call the Funds, the Funds’ representative may request personal identification and may tape record the call.

Class A Eligibility. Class A shares are offered by all Funds and are available to investors who meet the minimum initial investment requirements.

Class I Eligibility. All Funds offer Class I shares to institutions or individuals with a $250,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. The minimum requirement for initial investment for the Funds listed in this paragraph does not apply to investments by employees of the Advisor and Sub-Advisor (and their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings).

19

Shareholder Information

IRA and Keogh Account Maintenance Fees. A $15 annual maintenance fee is charged on all IRA and Keogh accounts. Multiple IRA or Keogh accounts associated with a single social security number are charged a maximum annual maintenance fee of $30. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time. Additionally, a $25 fee will be imposed on non-periodic withdrawals or terminations from IRAs and Keogh plans.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the RBC Funds may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, for others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation. If we are unable to verify your identity in accordance with the Funds’ policies and procedures, we may reject and return your application, close your account, or take such other action as we deem reasonable and as permitted by law. Please review your account application for additional information.

20

Shareholder Information

Instructions for Opening an Account

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation.

You may purchase shares directly from a Fund by completing a new account application. Contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail	Initial Purchases and All	Registered/Overnight Mail
	Correspondence	RBC Funds
	RBC Funds	c/o U.S. Bancorp Fund Services, LLC
	c/o U.S. Bancorp Fund Services, LLC	615 East Michigan Street, 3rd Floor
	P.O. Box 701	Milwaukee, WI 53202-5207
Milwaukee, WI 53201-0701

	1.	Carefully read, complete and sign the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

	2.	Make check payable to “RBC Funds” and include the name of the Fund in which you are investing on the check. Your initial investment must meet the applicable account minimum requirement.

	3.	Mail or courier application and payment to the applicable address above.

4.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	U.S. Bank N.A. ABA # 075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further credit: RBC Funds Shareholder Name and Account Number

To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire as indicated here. Wired funds must be received by 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wiring system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	1-800-422-2766 (all Classes) or www.rbcgam.us

If you already have an account with us and your account is authorized for telephone and/or Internet transaction privileges, you may open an account in an eligible RBC Fund by exchanging shares from another RBC Fund. The eligible Funds are the Funds listed in this prospectus, the RBC BlueBay Emerging Market Select Bond Fund, the RBC BlueBay Emerging Market Corporate Bond Fund, the RBC BlueBay Global High Yield Bond Fund, the RBC BlueBay Global Convertible Bond Fund, the RBC BlueBay Absolute Return Fund, the Access Capital Community Investment Fund, the RBC Mid Cap Value Fund, the RBC SMID Cap Growth Fund, the RBC Enterprise Fund, the RBC Small Cap Core Fund, the RBC Microcap Value Fund, and RBC Institutional Class 1 Shares of the Prime Money Market Fund. The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Lost Accounts/Unclaimed Assets

Please note that based upon statutory requirements for returned mail, the Funds and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

21

Shareholder Information

Instructions for Purchasing and Adding to Your Shares

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

By Telephone	1-800-422-2766

You may make additional investments ($100 minimum) by telephone. After the Funds receive and accept your request, the Funds will deduct from your checking account (requires banking information to be on file) the cost of the shares. Availability of this service is subject to approval by the Funds and the participating banks.

By Mail	Subsequent Purchases – Regular Mail	Subsequent Purchases - Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

	1.	Mail the detachable stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:

• Account name and account number
• Fund name
• Share class

	2.	Make check payable to “RBC Funds” and include your account number on the check. Your investment must meet the $100 minimum additional investment requirement.

	3.	Mail or courier stub and payment to the applicable address above.

4.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire	U.S. Bank, N.A. ABA #075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Funds Shareholder Name and Account Number

Wire share purchases should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. You should notify the Funds by telephone that you have sent a wire purchase order to U.S. Bank, N.A.

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

Automatic Monthly Investment (Class A Shares only)

You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via automated clearing house (“ACH”). An initial investment of at least $100 per Fund is also required.

You can also add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

22

Shareholder Information

Automatic Monthly Investments

Automatic Monthly Investments are processed through an ACH whereby an agreed amount is credited to or debited from a shareholder’s pre-identified bank account. You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. The Fund will draft your checking account on the same day each month in the amount you authorize via ACH. An initial investment of at least $100 per Fund is also required. Automatic monthly investments are not available for Class I shares.

Dividends and Distributions and Directed Dividend Option

Dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution expenses. Capital gains, if any, are distributed at least annually. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, have distributions reinvested in the Funds, or into another eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”) without a sales charge. You should maintain the minimum balance in each Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes”).

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Shareholder Information

Selling Your Shares

You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

A signature guarantee is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the transfer agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Please refer to “Additional Policies on Selling Shares (Redemptions)” below.

Shares redeemed within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares so redeemed. (See “Market Timing and Excessive Trading — Redemption Fee,” below.) The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

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Shareholder Information

Instructions for Selling Shares (Redemptions)

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone	1-800-422-2766

You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Funds will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name(s) of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202 -5207

1.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed.

	2.	Mail or courier the letter to the applicable address above.

3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Wire

Redemption proceeds may be wired to your pre-identified bank account. A $15 fee is deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of $15 will be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Funds will normally wire the money on the following business day. If the Funds receive your request after 4:00 p.m. Eastern time, the Funds will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability.

Systematic Redemption Plan (Class A shares only)

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 or more when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until you or the Fund cancel the plan. Depending upon how long you have held your shares, redemption fees and contingent deferred sales charges may apply.

Additional Policies on Selling Shares (Redemptions)

Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Fund’s portfolio instruments, or during an emergency which makes it impracticable for the applicable Fund to dispose of its securities or to determine the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Fund may delay redemption payments for more than seven days, as permitted by law.

The Funds cannot accept requests that contain special conditions or effective dates. The Funds may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

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Shareholder Information

If you request a redemption within 15 days of purchase, the Funds will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Validation Program – Non Financial Transactions. You can get a Signature Validation Program Stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not a notary public. For your protection, the Funds require a Signature Validation Program Stamp or other acceptable signature authentication if you request:

•	A change in redemption instructions;
•	Maintenance changes of name, address or banking instructions;
•	Beneficiaries changes on Transfer on Death (“TOD”) Accounts;
•	Adding Systematic Purchase Plan;
•	Adding banking instructions;
•	Name change;
•	Trustee change; or
•	UTMA/UGMA custodian change.

Redemption Fee. A 2.00% redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See “Market Timing and Excessive Trading — Redemption Fee,” below.

Redemption in Kind. Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Size. You must maintain a minimum account value equal to the current minimum regular initial investment, which is $1,000 for regular shareholder accounts and $250,000 for Class I accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No CDSC or redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Funds and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Instructions for Opening an Account” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between eligible RBC Funds. The eligible RBC Funds are the Funds in this prospectus, the RBC BlueBay Emerging Market Select Bond Fund, the RBC BlueBay Emerging Market Corporate Bond Fund, the RBC BlueBay Global High Yield Bond Fund, the RBC BlueBay Global Convertible Bond Fund, the RBC BlueBay Absolute Return Fund, the Access Capital Community Investment Fund, the RBC Mid Cap Value Fund, the RBC SMID Cap Growth Fund, the RBC Enterprise Fund, the RBC Small Cap Core Fund, the RBC Microcap Value Fund, and RBC Institutional Class 1 Shares of the Prime Money Market Fund.

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Shareholder Information

By Telephone	1-800-422-2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.

By Mail	Regular Mail	Registered/Overnight Mail
	RBC Funds	RBC Funds
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

1.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.

3.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds.

Monthly Exchanges

You may authorize monthly exchanges ($100 minimum) from one eligible RBC Fund into another eligible RBC Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Policies on Exchanges

Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares so exchanged. The Funds also reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

With the exception of exchanges to or from the Prime Money Market Fund (whose shares are offered through another prospectus), the share class must be the same in the two Funds involved in the exchange. No front-end sales charge will be assessed. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Call us for a free copy or contact your investment representative. With the exception of exchanges to Prime Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to Prime Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days notice to shareholders.

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

•	Uniform Transfers/Gifts to Minors Accounts
•	TOD Accounts
•	Accounts for corporations, partnerships and retirement plans
•	Coverdell Education Savings Accounts
•	Traditional IRA accounts
•	Roth IRA accounts
•	Simplified Employee Pensions (“SEPs”)

Telephone Services. Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Funds by telephone or may encounter higher than usual call waits. If this happens, contact the Funds by mail or allow sufficient time to place your telephone transaction. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Funds nor any persons or entity that provides services to the RBC Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Shareholder Information

Shareholder Mailings. To help lower operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, annual report, semiannual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. On behalf of the RBC Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Funds for costs associated with it.

Redemption Fee. A 2.00% fee is imposed on redemptions or exchanges of shares of the Funds in this prospectus within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one person retirement plans), (3) shares redeemed in accordance with the systematic redemption plan or monthly exchange program, (4) redemptions following the death or disability of a shareholder (of which the Fund has been notified), or (5) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program and not at the direction of the investment advisor’s client. Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange.

Restriction and Rejection of Purchase or Exchange Orders. The RBC Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of a Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The RBC Funds’ policy imposing redemption fees and limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the RBC Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the RBC Funds may be limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

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Shareholder Information

If the RBC Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Funds, even if the above limits have not been reached, the RBC Funds may take steps to restrict or prohibit further trading in the Funds by that investor or through that intermediary. As stated above, the Funds reserve the right to restrict or reject a purchase order for any reason without prior notice. The Funds also reserve the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund’s shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI. The Funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.us. Within 15 days of month-end, each Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, each Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

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Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in the share classes offered by the Funds and ways to qualify for reduced sales charges. Class I shares of the Funds have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A shares.

	Class A	Class I
Sales Charge (Load)	Maximum sales charge of 5.75%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.**	No sales charge.
Distribution and Service (12b-1) Fee	0.25%*	None
Fund Expenses	Higher annual expenses than Class I shares.	Lower annual expenses than Class A shares.

*

Under the 12b-1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

**	There are no Class A sales charges imposed on purchases by shareholders who maintain accounts in which Class R shares or Class C shares were converted to Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

Front-End Sales Charges. Front-end sales charges are imposed on sales of Class A shares of the Funds in this prospectus at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares,” below.) This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the RBC Funds participate, (ii) in accounts that transferred to an RBC Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization, (iii) in accounts in which Class R shares or Class C shares were converted to Class A shares, (iv) through “one-stop” mutual fund networks, (v) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (vi) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of		Dealer Concession as a Percentage of Offering Price
For Purchases:	Offering Price	Net Amount Invested
Less than $25,000	5.75%	6.10%	5.00%
$25,000 — $49,999.99	5.00%	5.26%	4.25%
$50,000 — $99,999.99	4.50%	4.71%	3.75%
$100,000 — $249,999.99	3.50%	3.63%	2.75%
$250,000 — $499,999.99	2.50%	2.56%	2.00%
$500,000 — $749,999.99	2.00%	2.04%	1.60%
$750,000 — $999,999.99	1.50%	1.52%	1.20%
$1,000,000 and over	0.00%*	0.00%*	1.00%

*	A 1.00% CDSC is imposed on redemptions within 12 months of purchase. See “Contingent Deferred Sales Charge,” below.

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Shareholder Information

Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. You may combine accounts in RBC Funds Class A shares of the Funds in this prospectus and Class A shares of the RBC Equity Funds and the Access Capital Community Investment Fund offered in a separate prospectus in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of RBC Class A shares of the Funds in this prospectus. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with RBC Funds you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Rights of Accumulation. You may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of the RBC Funds in this prospectus for the purpose of qualifying for the lower sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE RBC FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

Contingent Deferred Sales Charges. A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

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Shareholder Information

Waiving Contingent Deferred Sales Charges (Class A Shares). The contingent deferred sales charge on Class A shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder.

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary.

•	Tax-free returns of excess contributions to IRAs.

•

Permitted exchanges of shares between funds. However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.

The contingent deferred sales charge on Class A shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan.

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½.

The Funds do not provide additional information on sales charges on their website because the information is contained in the prospectus, which is available on the Funds’ website at www.rbcgam.us.

Distribution and Service (12b-1) Fees

Each Fund has adopted a plan under Rule 12b-1. 12b-1 fees paid pursuant to the plan compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The 12b-1 fees vary by share class as follows:

Class A Shares Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing. Under the 12b-1 Plan, Class A is authorized to pay directly or reimburse the Distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for 12b-1 fees for Class A shares.

Dividends, Distributions and Taxes

[Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

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Shareholder Information

Annual Statements. Each year, the Funds will send you annual statements (Forms 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statements, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. For taxable years beginning before January 1, 2013, unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent, a portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in a Fund, including an exchange for shares of another RBC Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Beginning with the 2012 calendar year, a Fund will be required to report to you and IRS annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds’ default method of average cost, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

33

Shareholder Information

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.]

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Funds is vested in the Board of Trustees.

34

Financial Highlights

Since the Funds had not commenced operations prior to the date of this Prospectus, no financial highlights are presented for the Funds.

35

Privacy Policy

RBC Funds
Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the RBC Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

	•	Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

	•	Account History, including information about the transactions and balances in a customer’s accounts; and

	•	Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

	•	As Authorized — if you request or authorize the disclosure of the information.

•

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

	•	Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the RBC Funds:

	•	To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

	•	To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Funds’ transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

36

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Funds’ SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or contacting the Funds at:

RBC Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 Telephone: 1-800-422-2766

You may also visit the Funds’ website at www.rbcgam.us for a free copy of the Funds’ prospectus, SAI or annual or semi-annual report.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
DATED [   ], 2013
SUBJECT TO COMPLETION

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RBC FUNDS TRUST
100 SOUTH FIFTH STREET, SUITE 2300
MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION
(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2013

For each of the following Funds:

RBC Emerging Markets Equity Fund
Class A: [ ]
Class I: [ ]

RBC Emerging Markets Small Cap Equity Fund
Class A: [ ]
Class I: [ ]

This Statement of Additional Information (“SAI”) describes the Emerging Markets Equity Funds (RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund) (each a “Fund”) of RBC Funds Trust (the “Trust”) advised by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and sub-advised by RBC Global Asset Management (UK) Limited (the “Sub-Advisor”).

Each Fund has a distinct investment objective and policies. Shares of the Funds are sold to the public by Quasar Distributors, LLC (the “Distributor”) and are sold as investment vehicles for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates.

The Trust is offering an indefinite number of shares of each class of shares offered by the particular Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Funds, dated [   ], 2013 (individually or collectively, the “Prospectus”), as applicable. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. Copies of the Annual Report will be, and copies of the Prospectus are, available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at www.rbcgam.us.

INVESTMENT POLICIES

The investment objective and principal investment strategies of each Fund are set forth in that Fund’s Prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a non-fundamental policy of the Fund and may be changed by the Board of Trustees without shareholder approval. Unless otherwise indicated, each investment policy and practice applies to all Funds.

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

CASH MANAGEMENT. The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary defensive purposes. During these times, the Fund may not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Funds will apply the following criteria to their investments:

(1)

Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)

Commercial paper will be limited to companies rated P-2 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A-2 or higher by Standard &Poor’s Financial Services LLC (“S&P”), (unless a higher rating is specified in the Prospectus, in which case the higher rating applies) or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased if the company has an outstanding bond issue rated A or higher by Moody’s or A or higher by S&P or, if unrated, is deemed to be of comparable quality by the Advisor (unless a higher rating is specified in the prospectus, in which case the higher rating applies);

(3)

The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are regulated by the office of the Comptroller of the Currency and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in a Fund’s net asset value.

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, may be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax exempt securities. All commercial paper purchased by a Fund must meet minimum rating criteria for that Fund.

CONVERTIBLE SECURITIES. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, and entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior claim against the issuer’s assets. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but pay lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Investments in convertible bonds may, in addition to normal bond risks and fluctuations, be subject to fluctuations in response to numerous factors, including but not limited to, variations in the periodic operating results of the issuer, changes in investor perceptions of the issuer, the depth and liquidity of the market for convertible bonds and changes in actual or forecasted global or regional economic conditions. In addition, the global bond markets have from time to time experienced extreme price and volume fluctuations.

Any such broad market fluctuations may adversely affect the trading price of convertible bonds. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

CORPORATE DEBT SECURITIES. The Funds may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for each Fund. The Funds may also invest in hybrid corporate debt, including Tier I and Tier II bank capital securities and bank trust preferred securities.

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s, S&P or another rating agency change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

DERIVATIVES. A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, interest rates, currencies, commodities or related indexes (“reference assets”). Derivatives include forwards, options, futures, options on futures and swap agreements (see additional disclosure below.) The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying reference asset on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard bond and equity securities. Using derivatives requires an understanding not only of the underlying reference asset, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, modifying the target duration of a Fund’s portfolio, managing a Fund’s cash position or otherwise seeking to add value to an individual portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is no guarantee that a particular derivative strategy will meet these objectives. Further, the Funds are not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular risk at a time when doing so might have avoided a loss. The Funds will not use derivatives solely for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: 1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; 2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; or 3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying reference asset. There is also the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying reference asset. Finally, the decision to purchase or sell a derivative depends in part upon the ability of the Advisor to forecast certain economic trends, such as interest rates. If the Advisor incorrectly forecasts these trends, or in the event of unanticipated market movement, there is a risk of loss to the portfolio upon liquidation of the derivative.

Leverage exists when a Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.

The U.S. Securities and Exchange Commission (“SEC”) takes the position that financial instruments that involve a Fund’s obligation to make future payments to third parties can be viewed as issuances of “senior securities” by a Fund. To prevent such transactions being viewed as “senior securities” subject to the Investment Company Act of 1940, as amended (the “1940 Act”), prohibition, a Fund may (1) maintain an offsetting investment; (2) segregate liquid assets equal to the value of the Fund’s potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as permitted by SEC guidance. In many cases, a Fund is required to cover its open position by maintaining segregated liquid assets equal to the derivative contract’s full, notional value. The Funds reserve the right to modify their asset segregation policies in the future to comply in the positions from time to time articulated by the SEC or its staff regarding asset segregation. However, with respect to certain instruments that are contractually required to “cash-settle,” a Fund is permitted to maintain a “cover” in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By earmarking assets equal to only its net obligation under cash-settled contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to earmark assets equal to the full notional value of such contracts. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions.

Futures. The Funds may enter into futures contracts, which are contracts between two parties for the sale of an underlying reference asset, such as a security, currency or commodity with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the reference asset. Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. are traded on exchanges and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. The purchase of a futures contract allows a Fund to increase or decrease its exposure to the underlying reference asset without having to buy or sell the actual asset. Futures contracts may be based on various securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

While futures contracts generally provide for the delivery of an underlying reference asset, actual delivery usually does not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, a Fund may invest in futures contracts that are contractually required to be “cash-settled,” rather than requiring the delivery of the reference asset. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund’s position in the futures contract (less the initial margin and any variation margins deposited with a futures commission merchant); or (ii) accruing such amounts on a daily basis and maintaining segregated assets to cover the futures contract. With respect to a futures contract that is not contractually required to “cash-settle,” a Fund must cover its open position by maintaining segregated assets equal to the contract’s full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to “cash-settle” the Fund is permitted to maintain segregated assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Options. A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A Fund may sell “covered” put and call options as a means of hedging the price risk of securities in the Fund’s portfolio. The sale of a call option against an amount of cash equal to the potential liability of a put constitutes a “covered put.” When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will establish and maintain a segregated or earmarked account consisting solely of liquid assets equal to its liability under the option, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues.

Over-the-counter options (“OTC”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored by the Advisor and verified in appropriate cases. All OTC derivative counterparties will be approved consistent with the Advisor’s policies and procedures. OTC options are subject to the Funds’ 15% limit on investments in securities which are illiquid or not readily marketable (see “Investment Restrictions”), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a “repurchase formula” will not be subject to such 15% limit.

It may be a Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

Purchasing and writing options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

Options on Futures Contracts. The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

Risks of Futures and Related Options Investments. There are several risks associated with the use of futures contracts and options on futures contracts. While a Fund’s use of futures contracts and related options for hedging may protect the Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that the Advisor’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund’s portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund’s return might have been better had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to a Fund from a futures transaction is unlimited.

A Fund will enter into only those futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the U.S. Commodity Futures Trading Commission (“CFTC”) and, as such, trading on foreign exchanges may be subject to greater risk than trading on domestic exchanges. In addition, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Finally, any profits that a Fund might realize in trading in foreign markets could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or a Fund could incur losses as a result of changes in the exchange rate.

A Fund will incur brokerage fees in connection with its futures and options on futures transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of these contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. A Fund may be required to segregate certain of its assets in respect of derivative transactions entered into by a Fund.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of an FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of an FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer.

As open-end investment companies, registered with the SEC, the Funds are subject to federal securities laws, including the 1940 Act, related rules and various SEC and SEC Staff positions. In accordance with these positions, with respect to certain kinds of derivatives, each Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC or Staff-approved measures while the derivatives contracts are open. For example, with respect to futures contracts, and forward foreign currency exchange contracts (discussed below) that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to futures, and forward foreign currency exchange contracts that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled futures, or forward foreign currency exchange contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund was required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its Staff.

The regulation of futures, options on futures and other derivatives is a rapidly changing area of law. For more information, see “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Foreign Currency Options. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions, in particular options. If a Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts. Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the reference asset and fixed price specified in the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contracts are usually effected with the counterparty to the original contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the reference asset but instead are settled by a single cash payment (“non-deliverable forwards”). Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swap Agreements,” “Risks of Swap Agreements” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Forward foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, interest rate swaps and options thereon, swaps on specific securities or security indexes, total return swaps, credit default swaps (“CDS”), and credit default index swaps (“CDX”). A swap agreement is an agreement between two parties (generally referred to as the counterparties) to exchange payments at specified dates calculated on a specific asset, interest rate, or index. The payments under a swap agreement are based on the specified dollar amount (generally referred to as the notional amount). Generally swap agreements are structured so that the specified payments due from each counterparty with respect to a particular swap are netted, with net payment being made only to the counterparty entitled to receive such payment.

The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The purchaser of a CDS has the right to recoup the economic value of a decline in the value of obligations of the reference issuer if a credit event (a downgrade or default) occurs with respect to such debt obligations. CDS are contracts on individual debt obligations, while CDX transactions are contracts on indexes of debt obligations. CDS and CDX may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In cases where a Fund is a seller of a CDS or CDX contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation. In some cases, where the Fund is a seller of a swap contract that provides for the netting of payments, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to the swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transaction.

A total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty for a cleared swap). In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including, any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund.

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments, which have imposed comprehensive new regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. A Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty. To date, the CFTC has designated only certain of the most common types of CDX and interest rate swaps as subject to mandatory clearing, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see “Risks of Swap Agreements” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Risks of Swaps Agreements. As is the case with most investments, swap agreements are subject to market risk, and there can be no guarantee that the Advisor will correctly forecast the future movements of interest rates, indexes or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of the Fund’s underlying portfolio investments. Swap agreements may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. However, in recent years the swaps market has become increasingly liquid, and central clearing and the trading of cleared swaps on public facilities are intended to further increase liquidity. Nevertheless, certain swap agreements may be subject to the Fund’s limitations on illiquid securities.

Swap agreements are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to Funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping, burdens on these Funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of trader identities as intended.

Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Funds are subject to counterparty risk (i.e. the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty. risk and other risks faced by the Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund's investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Funds are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

Recently adopted CFTC rules will, when implemented, require the trading and execution of certain cleared swaps on public trading facilities, which will occur for each category of' swaps subject to mandatory clearing once one or more trading facilities become accredited and make such category of swaps available to trade. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Risks of Potential Regulation of Swaps and Other Derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. The Advisor will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors.

Commodity Pool Operator Exclusions. With respect to each Fund, the Advisor has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act ("CEA") and the rules of the CFTC and, therefore. is not subject to registration or regulation as a commodity pool operator. In addition, the Advisor is relying upon a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC.

The terms of the commodity pool operator exclusion require each of the Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Because the Advisor and the Funds intend to comply with these terms of the commodity pool operator exclusion, one or more of the Funds may, in the future need to adjust its investment strategies, consistent with its investment objective(s), to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Fund, its investment strategies or Prospectus, or this Statement of Additional Information.

Generally, the exclusion from CPO regulation on which the Advisor relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions): or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Fund. In that case, the Advisor and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

EMERGING MARKETS. A Fund may invest in less developed or emerging markets. These markets may be volatile and illiquid and the investments of the Fund in such markets may be considered speculative and subject to significant delays in settlement. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties which are less well capitalized, and custody and registration of assets in some countries may be unreliable. Delays in settlement could result in investment opportunities being missed if a Fund is unable to acquire or dispose of a security.

The risk of significant fluctuations in the net asset value and of the suspension of redemptions in those Funds may be higher than for Funds investing in major world markets. In addition, there may be a higher than usual risk of political, economic, social and religious instability and adverse changes in government regulations and laws in emerging markets, assets could be compulsorily acquired without adequate compensation. The assets of a Fund investing in such markets, as well as the income derived from the Fund, may also be affected unfavorably by fluctuations in currency rates and exchange control and tax regulations and consequently the net asset value of shares of these Funds may be subject to significant volatility. Some of these markets may not be subject to accounting, auditing and financial reporting standards and practices comparable to those of more developed countries and the securities markets of such countries may be subject to unexpected closure.

There may be less government supervision, legal regulation and less well defined tax laws and procedures than in countries with more developed securities markets. Some emerging markets governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are particularly significant. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

EQUITY SECURITIES. A Fund may invest in equity or equity-related investments. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country, including American Depositary Receipts (“ADRs”), involves special risks and considerations not typically associated with investing in securities of U.S. issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. These special risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund’s objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although a Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

HIGH YIELD SECURITIES. High yield fixed income securities (i.e., securities rated BB + or below by S&P, Ba 1 or below by Moody’s or comparable rated and unrated securities (also known as junk bonds)) typically are subject to greater market fluctuations and to greater risk of loss of income and principal, due to default by the issuer, than are higher-rated fixed income securities. Lower-rated fixed income securities’ values tend to reflect short term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding higher-rated fixed income securities’ values. In addition, it may be more difficult to dispose of, or to determine the value of, high yield fixed income securities. There are fewer investors in lower-rated securities, and it may be harder to buy and sell securities at an optimum time. Fixed income securities rated BB or Ba or lower are described by the ratings agencies as having speculative characteristics.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Sub-Advisor’s credit analysis than would be the case with investments in investment-grade debt obligations.

The risk of loss from default for the holders of high yield securities is significantly greater than is the case for holders of other debt securities because such high yield securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Funds in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Funds of their initial investment and any anticipated income or appreciation is uncertain. In addition, the Funds may incur additional expenses to the extent that they are required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect their interests. The Funds may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Funds in respect of accrued interest income on securities which are subsequently written off, even though the Funds have not received any cash payments of such interest.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, defined as securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

Restricted securities are subject to legal restrictions on resale. Each Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as a Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a Fund’s illiquidity during any period that qualified buyers become uninterested in purchasing these securities.

INITIAL PUBLIC OFFERINGS. Although these Funds generally do not invest in initial public offerings (“IPOs”), in the event that they do, because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increases in Fund expenses, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. There is a risk that a Fund’s IPO holdings can be affected by substantial dilution in value, due to sales of additional shares by the IPO issuer and due to possible concentration of control in existing management and principal shareholders.

INVESTMENT COMPANIES. Each Fund may purchase securities issued by other investment companies. Each Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by shareholders.

A Fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

INVESTMENT GRADE SECURITIES. Each Fund may invest in investment grade securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

PARTICIPATION NOTES. The Funds may invest in participation notes (“P-notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

If the P-note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

REPURCHASE AGREEMENTS. The Funds may invest in securities subject to repurchase agreements with certain U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Funds to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Sub-Advisor, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Sub-Advisor will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. A Fund will not invest in repurchase agreements maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets.

REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Fund relinquishes may decline below the price a Fund must pay when the transaction closes. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s and Sub-Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Fund’s outstanding shares. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

SECURITIES OF SMALLER COMPANIES. The Funds may invest in securities of smaller companies. Investing in securities of smaller companies involves additional risks compared to investing in larger companies. Compared to larger companies, smaller companies may have more limited product lines and capital resources, less established markets for their products or services, have earnings that are more sensitive to changes in the broader economy and be more dependent on key members of management. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably, is greater than compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. Furthermore, securities of smaller companies have less active trading markets and may be harder to sell at the time and prices that the Sub-Advisor considers appropriate. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

SHORT SALES AGAINST THE BOX. Each Fund may engage in short sales against the box, in which the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns, or has the right to obtain without incurring additional cost, an equal amount of the security being sold short. This investment technique is known as a “short sale against the box.” It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Advisor to be creditworthy. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

A Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

SOVEREIGN BONDS. A Fund may invest in debt obligations issued or guaranteed by governments or their agencies (sovereign bonds). The governmental entity that controls the repayment of sovereign bonds may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debt on a timely basis. Consequently, governmental entities may default on their sovereign bonds.

Holders of sovereign bonds may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign bonds, on which a governmental entity has defaulted, may be collected in whole or in part.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund and, except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1)

Each Fund is an open-end management investment company and each Fund has elected to be classified as a diversified series and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Funds have the following investment restrictions:

(2)

Each Fund will not borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)

Each Fund will not issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)

Each Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)

Each Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

(6)

Each Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)

Each Fund will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(8)

Each Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For purposes of investment restriction number 7, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For purposes of investment restriction number 8, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain liquid assets in a segregated or earmarked account for the period of its obligation under such contract or option in an amount equal to its obligations under such contracts or options, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues. Except with respect to investment policy number 2, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

Non-Fundamental Investment Restrictions

The Funds are subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

Each Fund may not invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days’ notice).

RBC Emerging Markets Equity Fund’s investment objective is a non-fundamental investment policy that may be changed by the Board of Trustees without shareholder approval.

RBC Emerging Markets Equity Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities and/or investments that provide exposure to equity securities of issuers tied to emerging market countries. A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation with the emerging market country, or has a significant percentage of its assets in the emerging market country.

RBC Emerging Markets Small Cap Equity Fund’s investment objective is a non-fundamental investment policy that may be changed by the Board of Trustees without shareholder approval.

RBC Emerging Markets Small Cap Equity Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities of small companies and/or investments that provide exposure to equity securities of small issuers tied to emerging market countries. A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or a corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation with the emerging market country, or has a significant percentage of its assets in the emerging market country.

The following provisions apply to each of the 80% policies discussed above.

Each Fund has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in the 80% investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy. In addition, for purposes of these policies, investments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Further, for purposes of these policies, a Fund may “look through” a repurchase agreement to the collateral underlying the agreement, and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral. For purposes of these 80% policies, “assets” is defined as net assets, plus the amount of any borrowings for investment purposes. The Funds do not intend to borrow for investment purposes.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Funds nor the entities that provide services to them (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Funds’ transfer agent or your financial consultant at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Funds reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes Fund shareholders who hold shares through other financial intermediaries.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

Each Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, each Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non-certificated shares held in an open account. The Funds may pay such redemption by wire or check at the Funds’ option, and reserve the right to refuse a telephone or fund website redemption request. The Funds may reduce or waive the charge for wiring redemption proceeds in connection with certain accounts. This fee is currently $15, but is subject to change without prior notice.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

As disclosed in the prospectus for the Funds, a 2.00% fee is imposed on redemptions or exchanges of shares of the Funds within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (i) shares purchased through reinvested distributions (dividends and capital gains); (ii) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans); (iii) shares redeemed in accordance with the systematic monthly redemption plan or monthly exchange program; (iv) redemptions following the death or disability of a shareholder; or (v) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program (not at the direction of the investment advisor’s client). Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange. In other words, shares of the Funds that are held for 30 days or less generally are redeemable at a price equal to 98% of the then current net asset value per share and this 2.00% reduction in redemption proceeds, which is referred to in the Funds’ Prospectus and this SAI as a redemption fee, directly affects the amount a shareholder who is subject to the reduction receives upon exchange or redemption.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Pricing of Fund Shares” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets is restricted; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

Shares

Each of the classes of shares of the Funds is sold on a continuous basis by the Funds’ Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Funds offer the following classes of shares, as noted below.

Class A Shares —	The Funds offer Class A Shares to individuals.

Class I Shares —

The Funds offer Class I Shares to institutions or individuals. There is a $250,000 minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans.

EXCHANGE OF FUND SHARES

As described in the Prospectus, each Fund offers convenient ways to exchange shares of a Fund for shares of another Fund. With the exception of exchanges to or from the Prime Money Market Fund, the share class must be the same in the two Funds involved in the exchange. Exchanges to the Prime Money Market Fund will be into the RBC Institutional Class 1 Shares. Shares of the Funds and the RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund exchanged within 30 days of purchase generally will be subject to a redemption fee of 2.00% of the value of the shares exchanged. The Funds also reserve the right to limit exchanges.

The Funds reserve the right to reject any exchange for any reason. With the exception of exchanges to the Prime Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into and the names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the prospectus describing the Fund into which the exchange will occur.

The Trust may terminate or amend the terms of the exchange privilege as to any Fund at any time upon 60 days notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust and is responsible for protecting the interests of shareholders. The Board of Trustees is composed of experienced business persons who meet throughout the year to establish the Funds’ policies and oversee the management of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds’ performance.

The Role of the Board

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board of Trustees. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, the Sub-Advisor, the Distributor, the Administrator, the custodian and the transfer agent. The Board of Trustees has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting back to the Board. The Board of Trustees has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters. From time to time, one or more members of the Board of Trustees may meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board of Trustees and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

Board Structure and Leadership

The Board of Trustees has five standing committees: an Audit Committee, a Nominating Committee, a Corporate Governance Committee, a Valuation, Portfolio Management and Performance Committee, and a Compliance Committee. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Funds. The Board is composed of nine trustees, and eight of the nine Trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Funds between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees. The Board of Trustees believes that its current leadership structure, including the composition of the Board and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

As needed between regular meetings, the Board of Trustees or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Funds’ operations and related risks.

The Audit Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, Rybolt, Seward and Taylor. The Audit Committee acts as a liaison between the Funds’ independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Funds’ accounting system and the effectiveness of the internal accounting controls of the Funds and their service providers. For the fiscal year ended September 30, 2013, the Audit Committee met three times.

The Nominating Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by the full Board. For non-Independent Trustees (management candidates), the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Trust, should be submitted to the Secretary of the Trust or any member of the Committee in writing at the address of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2013, the Nominating Committee met one time.

The Corporate Governance Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance (“Governance Principles”) to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. The Committee also coordinates the annual Board Self-Assessment required by the SEC governance rules, the annual review of Trustee independence, and an annual review of independent legal counsel for the Independent Trustees relating to independence and general performance. The Governance Principles include a commitment to ongoing Trustee education, and the Corporate Governance Committee oversees the process of identifying educational topics, and facilitating quarterly Board education sessions covering industry, regulatory and governance issues relevant to the Funds. For the fiscal year ended September 30, 2013, the Corporate Governance Committee met three times.

The Valuation, Portfolio Management and Performance Committee (the “Valuation Committee”) of the Trust is currently composed of Ms. Bode and Messrs. Bell, MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Funds’ portfolio managers information sufficient to permit the Valuation Committee to evaluate the Funds’ performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to obtain from the Funds’ investment adviser information sufficient to permit the Committee to evaluate the quality of the adviser’s exercise of brokerage discretion when buying and selling portfolio securities for the Funds; (6) to investigate matters brought to its attention within the scope of its duties; (7) to assure that all its actions are recorded in minutes of its meetings and maintained with the Funds’ records; and (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2013, the Valuation Committee met four times.

The Compliance Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Bell, Garner, and James. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the 1940 Act; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2013, the Compliance Committee met three times.

Risk Oversight

As part of its oversight of the management and operations of the Trust, the Board of Trustees also has a risk oversight role, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Funds; (ii) reviewing compliance reports and approving certain compliance policies and procedures of the Funds and their service providers; (iii) working with management to consider key risk areas and to seek assurances that adequate resources are available and appropriate plans are in place to address risks; (iv) meeting with service providers, including Fund auditors, to review Fund activities; (v) meeting with the Chief Compliance Officer and other officers of the Trust and its service providers to receive information about compliance, and risk assessment and management matters; and (vi) meeting regularly with independent legal counsel. The Board of Trustees has emphasized to the Advisor and the Sub-Advisor the importance of maintaining rigorous risk management programs at the Advisor, the Sub-Advisor and other service providers. The Board of Trustees recognizes that not all risks which may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary for the Funds to bear certain risks (such as disclosed investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the oversight of risk management by the Board of Trustees is subject to practical limitations. Nonetheless, the Board of Trustees expects Trust service providers to implement rigorous risk management programs.

Trustee Attributes

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience; balanced and meaningful contributions by Board members, and good chemistry, working relationships and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Mr. Bell has board, executive, finance and operations experience as a result of serving as a senior executive during his career in professional baseball; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); Mr. Rybolt has financial and accounting experience, as well as experience as a consultant and executive recruiter; and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below.

The age, address, and principal occupations for the past five years and additional information relevant to his or her professional background of each Trustee and executive officer of the Trust are listed below. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years(3)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years
T. Geron Bell (72)	Trustee since January 2004

Chairman of the Executive Board of the Minnesota Twins (January 2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002 to 2011) and President of the Minnesota Twins Baseball Club Incorporated (1987 to 2002)

			[16]	None

Lucy Hancock Bode (62)	Trustee since January 2004	Healthcare consultant (self-employed)	[16]	BioSignia

Leslie H. Garner Jr. (63)	Trustee since January 2004	President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College	[16]	None

Ronald James (62)	Trustee since January 2004	President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)	[16]	Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (64)	Trustee since January 2004	Vice President and Treasurer, Hall Family Foundation	[16]	None

H. David Rybolt (71)	Trustee since January 2004	Consultant, HDR Associates (management consulting)	[16]	None

James R. Seward (61)	Chairman of the Board and Trustee since January 2004	Private investor (2000 to present); CFA	[16]	Syntroleum Corp.; Brookdale Senior Living Inc.

William B. Taylor (68)	Trustee since September 2005	Consultant (2003 to present); prior thereto Partner (until 2003) Ernst & Young LLP	[16]	William Henry Insurance, LLC

INTERESTED TRUSTEE

Kathleen A. Gorman(4) (49)	Trustee since September 2012

President and Chief Executive Officer, RBC Funds (2012 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Funds (2006 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009).

		[16]	None

(1)	The mailing address for each Trustee is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2)

All Trustees must retire on or before December 31 of the year in which they reach the age of 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)

On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.

(4)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years

Kathleen A. Gorman (49)	President and Chief Executive Officer since September 2012 and Assistant Secretary since September 2006

President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to present); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009).

Christina M. Moore (45)	Chief Compliance Officer, RBC Funds since December 2012	Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012).

James A. Gallo (49) BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406	Treasurer since October 2007	Senior Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (2002 to present).

Kathleen A. Hegna (46)	Chief Financial Officer and Principal Accounting Officer since May 2009

Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006 to 2009).

Lee Thoresen (42)	Chief Legal Officer and Secretary since March 2008	Associate General Counsel, RBC Capital Markets, LLC (2006 to Present); Asset Management Compliance, RiverSource Investments (2004 to 2006).

(1)	Except as otherwise noted, the address of each officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

(3)

On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.

The table below shows the aggregate dollar range of each Trustee’s holdings in the RBC Funds as of [December 31, 2012]. Information regarding the Trustees’ holdings in the Funds as of [December 31, 2012] is not provided because the Funds had not commenced operations prior to that date.

Independent Trustees	Aggregate Dollar Range of Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

T. Geron Bell	[$50,001 - $100,000]

Lucy Hancock Bode	[$10,001 - $50,000]

Leslie H. Garner Jr.	[Over $100,000]

Ronald James	[$10,001 - $50,000]

John A. MacDonald	[$50,001 - $100,000]

H. David Rybolt	[Over $100,000]

James R. Seward	[Over $100,000]

William B. Taylor	[Over $100,000]

Interested Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kathleen A. Gorman	[$1 - $10,000]

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) receive from the Trust an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board of Trustees meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, either Co-Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Trust’s fiscal year ended [September 30, 2013].

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†

Independent Trustees

T. Geron Bell	[$64,000]	[None]	[None]	[$64,000]
Lucy Hancock Bode	[64,000]	[None]	[None]	[64,000]
Leslie H. Garner, Jr.	[63,500]	[None]	[None]	[63,500]
Ronald James	[63,500]	[None]	[None]	[63,500]
John A. MacDonald	[60,500]	[None]	[None]	[60,500]
H. David Rybolt	[62,500]	[None]	[None]	[62,500]
James R. Seward	[66,500]	[None]	[None]	[66,500]
William B. Taylor	[60,500]	[None]	[None]	[60,500]

Interested Trustee

Kathleen A. Gorman	[None]	[None]	[None]	[None]

†	The Fund Complex consists of the Trust, which currently offers [16] portfolios.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Prior to the date of this SAI, the Funds had not commenced operations and, therefore, no person owned of record or beneficially 25% or greater of any of the Funds’ outstanding voting securities or 5% or greater of the Funds’ outstanding shares.

INVESTMENT ADVISOR

The Advisor, located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, serves as investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 15 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 51 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. The charter of the Advisor is to provide fixed income, equity and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. Under the Investment Advisory Agreement, the Advisor manages the day-to-day investment of assets of the Funds in accordance with the policies and procedures established by the Trust. As of [September 30, 2013], the Advisor’s investment team managed approximately $[   ] billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private non-profits, foundations, endowments and healthcare organizations.

For its services to the Funds, the Advisor receives from each Fund a fee, paid monthly, at an annual rate based on each Fund’s average daily net assets. Each class of shares of a Fund pays its respective pro rata portion of the total advisory fees payable by the Fund. The rates for each Fund are as follows:

Fund	Fee Rate

RBC Emerging Markets Equity Fund	[ ]% of average daily net assets

RBC Emerging Markets Small Cap Equity Fund	[ ]% of average daily net assets

Under the terms of the Investment Advisory Agreements for the Funds between the Trust and the Advisor, the investment advisory services of the Advisor to the Funds are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement for each Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to a Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

[For each Fund, the Advisor has contractually agreed to waive and/or limit fees of a Fund pursuant to an Expense Limitation Agreement in order to maintain the Fund’s net annual operating expense at the levels and on the terms set forth in the prospectus through [   ].]

Advisory Fees Paid By Funds. Prior to the date of this SAI, the Funds had not commenced operations and, therefore, the Funds have not yet paid the Advisor any advisory fees and the Advisor has not yet reduced fees or reimbursed expenses as a result of the expense limitations.

INVESTMENT SUB-ADVISOR

The Sub-Advisor, located at Riverbank House, 2 Swan Lane, London, United Kingdom, EC4R 3BF, serves as investment sub-advisor to the Funds. The Sub-Advisor is a wholly-owned subsidiary of RBC, which is the parent company of the Advisor. The Sub-Advisor has been registered with the SEC as investment adviser since September 2013, and is authorized and regulated by the UK Financial Conduct Authority. The Sub-Advisor employed 25 individuals and had $5.2 billion in assets under management as of September 30, 2013.

For its services to the Funds, the Sub-Advisor will be paid by the Advisor a fee, paid monthly, at an annual rate based on each Fund’s average daily net assets. The rates for each Fund are as follows:

Fund	Annual Sub-Advisory Fee Rate

RBC Emerging Markets Equity Fund	[ ]% of average daily net assets

RBC Emerging Markets Small Cap Equity Fund	[ ]% of average daily net assets

Potential Conflicts of Interests

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. The Advisor has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and a code of ethics.

Other Accounts Managed

The following table provides information regarding other mutual funds and accounts for which each Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of [September 30, 2013].

Portfolio Manager	RBC Funds Managed	Account Type	Number of Accounts		Value of Accounts	Number of Performance Fee Accounts		Value of All Performance Fee Accounts
Philippe Langham	Emerging Markets Equity Fund, Emerging Markets	Pooled	[4]	$	[5,200,000,000]	[0]	$	[0]
Separate
		Accounts	[ ]	$	[ ]	[ ]	$	[ ]
	Small Cap Equity Fund	Registered	[ ]	$	[ ]	[ ]	$	[ ]

Portfolio Manager Compensation

The following portfolio manager compensation information is presented as of the end of the Funds’ most recent fiscal year.

The Sub-Advisor’s Overall Compensation Philosophy

The compensation program for investment management personnel is comprised of three elements:

•	Base Salary

•	Annual Discretionary Bonus

•	Profit Sharing Plan (for senior investment staff only)

For junior members of the team (both Portfolio Managers and Analysts), the compensation package includes only two of the components listed above – Base Salary and Annual Discretionary Bonus. Compensation for senior investment personnel includes all three elements.

Annual Discretionary Bonus

All employees who are eligible for a discretionary bonus are graded on a 200-point scale. This score is a combination of quantitative and qualitative assessments as appropriate.

The quantitative component is calculated using an algorithm that tracks results for specific responsibilities in investment management against agreed upon success thresholds. The qualitative component is based on our review of results produced over the year and the degree to which the individual exhibits attitudes and behaviors consistent with our firm’s reputation, culture and goals, including investment success and growth.

Profit Sharing Plan (PSP)

Only senior investment staff is eligible to participate in the PSP. The pool is calculated quarterly as a predetermined percentage of pre-tax earnings. PSP units are reviewed annually and approved by the CIO and CEO at the beginning of each fiscal year. The number of units held by each individual does not normally change during the year.

Deferral

Consistent with best practices, a portion of the variable compensation (Annual Discretionary Bonus and PSP) for senior staff is subject to a 3-year mandatory deferral. Based on variable compensation thresholds, deferral rates of 25% to 40% apply. This deferral amount is payable at the end of three years, provided the employee remains in good standing with company.

Management Team’s Beneficial Ownership of the Funds

Prior to the date of this SAI, the Funds had not commenced operations and, therefore, the portfolio managers did not hold shares of the Funds prior to that date.

PROXY VOTING POLICIES

The Funds are the beneficial owners of their portfolio securities, and therefore, the Board of Trustees, acting on the Funds’ behalf, is responsible for voting proxies. The Advisor has been delegated the authority by the Board of Trustees to vote proxies with respect to the investments held by the Funds.

The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted proxy voting policies and procedures on behalf of each Fund.

A Proxy Voting Oversight Committee (“PVOC”), comprised of Fund officers and the Advisor representative(s), has been established for the purpose of resolving any issues associated with the proxy solicitation process, conflicts of interest, or other matters that may require further review by the Trust.

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, review and approval of the Funds’ Proxy Voting Policies and Procedures, annual review of the adequacy and effectiveness of implementation of the Funds’ Proxy Voting Policies and Procedures in connection with the Rule 38a-1 annual report and annual review and adoption of the Guidelines.

The Board, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of each Fund’s shareholders, has approved and adopted the proxy voting policies of Institutional Shareholder Services Inc. (“ISS”), a leading national provider of proxy voting administrative and research services. These guidelines are reviewed periodically by ISS, and therefore are subject to change.

The Advisor has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has in place policies and procedures to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations and voting agency services. The Advisor has no affiliation or material business, professional or other relationship with ISS. ISS must disclose or make available to its clients information about any material interest ISS, its supervised persons or its affiliates might have in any matter with regard to which it renders proxy voting advice or other advisory research.

ISS is responsible for making sure proxies are voted in a timely manner. ISS determines how to vote proxies on behalf of Clients pursuant to its pre-determined guidelines. Because the Trust generally votes proxies in accordance with ISS guidelines, the Funds are not expected to encounter any material conflict of interest issues regarding proxy voting. However, if a portfolio manager or other personnel of the Advisor or Sub-Advisor recommends that a particular proxy be voted in a manner that is different from the proposed vote of ISS, the PVOC will consider whether the individual or the Trust’s Advisor or Sub-Advisor has a material conflict of interest with the Fund with regard to voting the proxy and will determine how to vote the proxy. Employees with a question or concern as to whether a material conflict of interest exists and how to resolve the conflict in the best interest of the Fund are be directed to the Trust’s Proxy Voting Oversight Committee.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

DISTRIBUTION OF FUND SHARES

Quasar Distributors, LLC (the “Distributor”), located at 615 East Michigan Street, Milwaukee, WI 53202, is the principal underwriter for shares of the Funds. The Distributor serves pursuant to a Distribution Agreement, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution Agreement provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell a Fund’s shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Prior to the date of this SAI, the Funds had not commenced operations and, therefore, had not paid the Distributor any commissions prior to that date.

Distribution Plan

The Trust has adopted a Master Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to each of the Funds. Currently, the Plan applies to Class A of each Fund (the “Plan Funds”). The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of each covered Class, subject to limits as listed in the following chart, which shows the maximum Plan fee rate for each Class.

Class A

12b-1 Plan Fee	0.25%*

Plan fees are based on average annual daily net assets of Class A Shares. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined in applicable rules of the Financial Industry Regulatory Authority. A Plan fee may be waived voluntarily, in whole or in part, by the Distributor, subject to applicable legal requirements.

Covered costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as an executive officer of the Trust determines to be reasonably calculated to result in the sale of shares of a Plan Fund.

Each Plan contains standard provisions conforming to the requirements of Rule 12b-1, requiring quarterly reports to the Board regarding expenses under the Plan, and provisions regarding the commencement, continuation, amendment and termination of the Plan. Any agreement related to the Plan shall be in writing and contain standard provisions conforming to the requirements of Rule 12b-1 regarding commencement, continuation, amendment and termination.

Each Plan provides that it may not be amended to increase materially the costs which the Plan Funds or a class of shares of the Plan Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plans must be approved by the Board of Trustees, and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not “interested persons” of the Trust. The Plans with respect to each of the Plan Funds were approved by the Board of Trustees and by the Trustees who are neither “interested persons” nor have any direct or indirect financial interest in the operation of any Plan (“Plan Trustees”) at an in-person meeting held [   ], 2013. The continuance of the Plans is subject to similar annual approval by the Trustees and the Plan Trustees. Each Plan is terminable with respect to a class of shares of a Plan Fund at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the class. The Board of Trustees has concluded that there is a reasonable likelihood that the Plans will benefit the Plan Funds and their shareholders.

The Plans are designed to enhance distribution and sales of the Plan Funds and increase assets in the Plan Funds, benefiting Plan Fund shareholders by permitting potential economies of scale in service provider fees.

Prior to the date of this SAI, the Funds had not commenced operations and, therefore, had not paid service organizations and broker/dealers for services in connection with distribution of Fund shares prior to that date.

Additional Payments. The Advisor may make additional payments, out of its own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions, including affiliates of the Advisor (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Advisor also may make inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets, LLC, in recognition of administrative and distribution-related services provided by RBC Capital Markets, LLC to shareholders. In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

ADMINISTRATIVE SERVICES

The Advisor serves as Co-Administrator to the Funds. The Advisor provides certain administrative services necessary for the operation of the Funds, including among other things, (i) responding to inquiries from shareholders, brokers, dealers and registered representatives of the Funds, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi annual reports to Fund shareholders, and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds’ Advisor, Distributor, custodian, independent accountants, legal counsel and others. In addition, the Advisor furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds’ officers, employees and Trustees affiliated with the Advisor.

Prior to the date of this SAI, the Funds had not commenced operations and, therefore, had not paid administrative services fees to the Advisor prior to that date.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as Co-Administrator to the Funds and provides facilities, equipment and personnel to carry out certain administrative services related to the Funds. BNY Mellon also serves as the fund accounting agent for each of the Funds and provides certain accounting services such as computation of the Funds’ net asset value and maintenance of the Funds’ books and financial records. Under the Administration and Accounting Services Agreement, BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets.

Prior to the date of this SAI, the Funds had not commenced operations and, therefore, had not paid administrative services fees to BNY Mellon prior to that date.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) per share for each class of shares of each Fund normally is determined, and its shares normally are priced, at the close of each business day for the New York Stock Exchange (“NYSE”), or 4:00 p.m. Eastern time, whichever is earlier (“Value Time”), on days that the NYSE is open or (at the Fund’s option) on days the primary trading markets for the Funds’ portfolio instruments are open (“Value Date”). The NAV per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of the class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

Portfolio Security Valuation. The value of an equity security traded on one or more U.S. exchanges (and not subject to restrictions against sale by the Fund on such exchanges) will be valued at the last available quoted sale price on the primary trading exchange for the security as of the Value Time on the Value Date. If there was no sale on the primary exchange on the Value Date, the most recent bid shall be used. Securities for which the NASDAQ Stock Market, Inc. (“NASDAQ”) provides a NASDAQ Official Closing Price (“NOCP”) will be valued at the NOCP. Over-the-counter common and preferred stocks quoted on NASDAQ or in another medium for which no NOCP is calculated by NASDAQ and securities traded on an exchange for which no sales are reported on the Value Date are valued at the most recent bid quotation on the Value Date on the relevant exchange or market as of the Value Time. An equity security not traded in the United States but listed on a foreign exchange shall be valued at the closing price on the principal foreign exchange where the security is traded, and if a closing price is not available the last bid price shall be used. Investment company securities are valued at the net asset value per share calculated for such securities on the Value Date. Exchange-traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Equity securities for which market quotations (i) are not readily available or (ii) do not accurately reflect the value of the securities, as determined by the Advisor, are valued at fair value using the Trust’s pricing and valuation procedures. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations.

Debt securities will generally be priced at the value determined by an approved pricing agent using methods such as matrix pricing, its proprietary calculation model or dealer-supplied valuations. When a market value is not readily available from a pricing service or independent broker-dealer, the value obtained is deemed to be unreliable, or there is a significant valuation event affecting the value of a security, the “fair value” of a security shall be determined by the Valuation Committee in accordance with Fund procedures. Fixed income securities with 60 days or less to maturity at the time of purchase may be valued at amortized cost, unless such method is determined by the pricing committee to be inappropriate due to credit or other impairments of the issuer.

Generally, foreign equity securities denominated in foreign currencies are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the foreign exchange quotation received from the pricing vendor as of 4:00 p.m. Eastern time.

Other types of securities and assets owned by a Fund (for example, rights and warrants) are valued using procedures contained in the Trust’s pricing and valuation procedures.

In situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or if the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. “Fair value” shall be deemed to be the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Under the Trust’s pricing and valuation procedures, fair valuation methodologies may also be used in situations such as (i) a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which a Fund calculates its NAV; or (ii) a significant valuation event is determined to have occurred pursuant to the Trust’s pricing and valuation procedures. A significant valuation event may include, but is not limited to, one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the Value Time; (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on a Fund Value Date or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today’s Value Time, in the value of one or more securities indexes that the Fund uses as a “benchmark” or that are determined by the Pricing Committee to be relevant to the Fund’s portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust’s fair value pricing procedures.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory and Sub-Advisory Agreements, the Sub-Advisor places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Advisor, the Sub-Advisor or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Funds, and for the other investment advisory clients of the Sub-Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security. In these cases, the Sub-Advisor may combine or aggregate purchase or sale orders for more than one client including the Funds. Such aggregation may be able to reduce commission costs or market impact costs on a per-share and per-dollar basis. The decision to aggregate is only made after a determination that: the aggregation will not result in favoring any account over another; it does not systematically advantage or disadvantage any account; it does not receive any additional compensation or remuneration solely as the result of the aggregation; and each participating account will receive the average share price and will share pro rata in the transaction costs. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Equity Aggregation & Allocation
There may be occasions when equity clients may pay disparate transaction costs due to minimum charges per account imposed by either the broker effecting the transaction or the Funds’ custodian. If there is an open order and a subsequent similar order for the same security for a different account is received by the Sub-Advisor’s trading desk, such subsequent order will generally be aggregated with any remainder of the original order consistent with the considerations set forth above.

The Sub-Advisor may determine that an equity order will not be aggregated with other orders for a number of reasons. When the Sub-Advisor determines that multiple orders cannot be aggregated for equity clients, procedures have been adopted that seek to ensure client account orders are treated fairly and equitably over time.

Fixed Income Aggregation & Allocation
The Sub-Advisor is committed to ensuring that client account orders are treated fairly and equitably over time. We recognize that certain types of securities may be better suited for particular accounts given each account’s benchmarks and/or investment restrictions. In allocating orders to fixed income clients, we first determine that the securities are consistent with guidelines and a particular style of account. We then addresses specific account needs, which generally include, among other factors, a review of portfolio duration, sector allocation, security characteristics, cash positions and typical size of positions within the account.

In most instances, the portfolio manager prioritizes the allocation of a bond among accounts in order to meet the best “fit and need.” Factors considered in such prioritization include: specific needs, amount of cash available, state specific needs, amount of portfolio in similar types of credits, current maturity structure of portfolio, and whether the account was allocated bonds in recent purchases. As a result of this approach, not all eligible accounts will participate in every available opportunity. It the Sub-Advisor’s policy to allocate various purchases over time in a manner that is fair to all clients and the Sub-Advisor monitors these allocations to help ensure this occurs.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Sub-Advisor with broker-dealers which, in the judgment of the Sub-Advisor provide prompt and reliable execution at favorable security prices and reasonable commission rates.

The Sub-Advisor is obligated to exercise its fiduciary obligation to seek and obtain best execution of the Funds’ transactions under the circumstances of the particular transaction. The Sub-Advisor seeks to satisfy its best execution obligation by creating the conditions under which best execution is most likely to occur, i.e., by following policies and procedures designed to achieve it.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. While the Sub-Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

The Sub-Advisor’s objective for each transaction is to seek the broker most capable of providing the brokerage services necessary in obtaining the best execution, while taking into consideration factors such as: ability to minimize trading costs, level of trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality provided by broker-dealer, evaluations of execution quality, ability to prospect for and find liquidity, overall responsiveness, and willingness to commit capital. These considerations (and others as relevant) guide the selection of the appropriate venue (e.g., an ECN or alternative trading system (“ATS”), a traditional broker, or a crossing network, etc.) in which to place an order and the proper strategy with which to trade.

The Sub-Advisor may not consider sales of RBC Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC Funds.

Consistent with achieving best execution, a Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. The Sub-Advisor is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

The Sub-Advisor may use soft dollars to acquire proprietary or third party of research in equity accounts. The Sub-Advisor selects broker-dealers based on their ability to provide quality executions and the belief that the research information and other services provided by such broker-dealer may benefit client accounts, including the Funds. Accordingly, higher commissions may be paid if the Sub-Advisor determines in good faith the value of the brokerage and/or research services provided is reasonable in relation to another broker.

The Sub-Advisor regularly reviews the soft dollar arrangements to ensure that soft dollar arrangements are consistent with Section 28(e) of the Exchange Act, commissions are priced at competitive levels, that best execution is sought, and the brokerage and research services being paid for with soft dollars continue to be used to directly assist us in our investment decision-making process.

By allocating transactions in this manner, the Sub-Advisor can supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Advisor in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The sub-advisory fees paid by the Funds are not reduced because the Sub-Advisor and their affiliates receive such services.

PORTFOLIO TURNOVER

Changes may be made in the Funds’ portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of total purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. Higher portfolio turnover rates may result in higher brokerage expenses.

TAXATION

[The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUNDS. Each Fund has elected and intends to qualify each year as a RIC (sometimes referred to as a “regulated investment company” or “fund”) under Subchapter M of the Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•

Distribution Requirement—A Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement—A Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test—A Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Series (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions—Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)

the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. A Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income.

It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Funds will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends-Received Deduction for Corporations”.

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Securities —Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Securities – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. The Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

SALES, EXCHANGES, AND REDEMPTIONS. Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Funds (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Funds will calculate it using the Funds’ default method of average cost, unless you instruct a Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Funds do not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify a Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Funds’ default method of average cost, other cost basis methods offered by the Trust, which you may elect to apply to covered shares, include:

•

Single Account Average Cost (SAAC) — the total cost basis of both covered shares and “noncovered shares” (as defined below) in an account are averaged to determine the basis of shares. By electing the single account average cost method, your noncovered shares will be redesignated as covered shares. This election is only available for current shareholders of the Funds.

•	First-In First-Out (FIFO) — depletes shares in the order of the acquisition date; the oldest shares are redeemed first.

•	Last-In First-Out (LIFO) — depletes shares in the order of the acquisition date; the newest shares are redeemed first.

•	High Cost (HIFO) — depletes shares in the order of highest cost per share; the most expensive shares are redeemed first.

•	Low Cost (LOFO) — depletes shares in the order of lowest cost per share; the least expensive shares are redeemed first.

•	Loss/Gain Utilization (LGUT) — depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares.

•

Specific Lot Identification — depletes shares according to the lots chosen by the shareholder. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify a Fund in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) you may own, unless you elect single account average cost. You may change from average cost to another cost basis method for covered shares at any time by notifying a Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

With the exception of the specific lot identification method, the Trust first depletes noncovered shares in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

A Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However a Fund is not required to, and in many cases a Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

TAX TREATMENT OF PORTFOLIO SECURITIES. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Securities and Investment Practices” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions—Investment in Taxable Mortgage Pools (Excess Inclusion Income)” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in a fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING. By law, a Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid on or after January 1, 2013, unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

EFFECT OF FUTURE TAX LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

NON-U.S. SHAREHOLDERS. The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). The Funds will be required to withhold U.S. tax (at a 30% rate) on income dividends paid after June 30, 2014 and certain capital gains distributions and redemption proceeds paid after December 31, 2016 to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty) and application of U.S. estate tax.]

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of [16] separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

VOTING RIGHTS

The Trust is an open-end investment management company and under its Agreement and Declaration of Trust, it is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 acts as custodian of the Funds’ assets. The Bank of New York Mellon is responsible for the safekeeping of the Funds’ assets and for providing related services.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, serves as the transfer agent for the Trust.

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Funds pursuant to an Administration and Accounting Services Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[   ], located at [   ], serves as the independent registered public accounting firm for the Funds and provides audit services and assistance and consultation in connection with review of certain SEC filings.

CODE OF ETHICS

The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a code of ethics, as required by applicable law, designed to prevent affiliated persons of the Trust, the Advisor, the Sub-Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Advisor, the Sub-Advisor or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against a Fund, or otherwise use the information in a way that would harm a Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, complete portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Funds’ semi-annual and annual reports, which are sent to shareholders and are contained in the Funds’ Form N-CSR filings. The filings are available at www.sec.gov. All Funds also file Form N-Q which contains complete portfolio holdings as of the first and third fiscal quarter-ends and is similarly available on the SEC’s website. In addition, as further described below, all Funds make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.rbcgam.us. Within 15 days of month-end, each Fund’s top ten holdings are posted on the Funds’ website. Within 10 business days of fiscal quarter-end, each Fund’s complete portfolio holdings are posted on the Funds’ website.

Once portfolio holdings information has been made public, the Advisor and Sub-Advisor may provide portfolio holdings information to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or her designate (the Funds’ CFO or CCO). The President or her designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of a Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

[Sub-Advisor: Advisor Affiliate RBC Global Asset Management UK Limited “RBC GAM UK”: Nonpublic holdings information is made available to certain employees of RBC GAM UK. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to reporting and monitoring obligations of the RBC GAM UK Personal Account Dealing Policy.]

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: The Bank of New York Mellon (the custodian), U.S. Bancorp Fund Services, LLC (the transfer agent), RBC Global Asset Management (U.S.) Inc. and BNY Mellon Investment Servicing (US) Inc. (the co-administrators), Quasar Distributors, LLC (the distributor), the Trust’s financial printer, website provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Since the Funds had not commenced operations as of the last fiscal period, financial statements are not yet available for the Funds.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS STATEMENT OF ADDITIONAL INFORMATION OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) GLOBAL LONG TERM OBLIGATION RATINGS:

Aaa –	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa –	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Obligations rated Baa are judged to be medium-grade and subject to moderate risk and as such may possess certain speculative characteristics.

Ba –	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B –	Obligations rated B are considered speculative and are subject to high credit risk.

Caa –	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca –	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –	Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers, 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a ‘(hyb)’ indicator is appended to all ratings of hybrid securities issued by banks, issuers, finance companies, and securities firms.

STANDARD & POOR’S RATINGS GROUP (“S&P”) LONG-TERM ISSUE CREDIT RATINGS:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D – An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S SHORT-TERM OBLIGATION RATINGS:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG-1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS:

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale called the Variable Municipal Investment Grade or VMIG rating.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P MUNICIPAL SHORT-TERM NOTE RATINGS:

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

– Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and

– Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S GLOBAL SHORT TERM RATINGS:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1 (P-1) – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2 (P-2) – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3 (P-3) – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Not Prime - (NP) – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P SHORT-TERM ISSUE CREDIT RATINGS:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH RATINGS LTD. (“FITCH”):

International Long-Term Credit Ratings are more commonly referred to as simply “Long-Term Ratings.” International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet those commitments using a globally applicable scale. As such, both foreign and local currency international ratings are internationally comparable assessments.

The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. The risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.

Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a “foreign currency” rating (i.e. the rating is applicable for all convertible currencies of obligation).

AAA – Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very High Credit Quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High Credit Quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good Credit Quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly Speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial Credit Risk. Default is a real possibility.

CC – Very High Levels of Credit Risk. Default of some kind appears probable.

C – Exceptionally High Levels of Credit Risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

-	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

-	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

-	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

-	the selective payment default on a specific class or currency of debt;

-

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

-	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and

-	execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance, Fitch’s National Short-Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, eg ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

AAA(xxx) – ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx) – ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx) – ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx) – ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx) – ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) – ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, this rating may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx) – ‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx) – ‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx) – ‘C’ National Ratings denote that default is imminent.

RD(xxx) – RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx) – ‘D’ National Ratings denote an issuer or instrument that is currently in default.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

International Short-Term Credit Ratings are more commonly referred to as simply “Short-Term Ratings”.

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1 – Highest Short-Term Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High Short-Term Default Risk. Default is a real possibility.

RD – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

F1(xxx) – Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) – Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx): Restricted Default. – Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) – Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Code Suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (20)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (24)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)

Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)

(2)

Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)

(3)

Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)

(i) Amendment to Investment Advisory Agreement dated September 9, 2013 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (24)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

(6)

Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund. (21)

	(7)	Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)

1

		(i)	Amendment to Investment Advisory Agreement dated November 27, 2012 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (23)

(8)

Master Investment Advisory Agreement dated September 1, 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)

		(i)	Amendment to Investment Advisory Agreement dated October 30, 2012 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Absolute Return Fund. (23)

(9)

Sub-Advisory Agreement dated April 2, 2012 between RBC Global Asset Management (U.S.) Inc. and BlueBay Asset Management LLP with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (22)

		(i)	Amendment to Sub-Advisory Agreement dated November 27, 2012 between RBC Global Asset Management (U.S.) Inc. and BlueBay Asset Management LLP with respect to RBC BlueBay Absolute Return Fund. (23)

(10)

Master Investment Advisory Agreement dated [ ], 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (25)

(11)

Sub-Advisory Agreement dated [ ], 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (25)

(e)	(1)

Distribution Agreement dated April 16, 2004, Amended and Restated as of December 7, 2006, between the Trust and Tamarack Distributors Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund, Amended and Restated as of July 28, 2008 with respect to the Access Capital Community Investment Fund. (12)

		(i)	Amendment dated August 18, 2009 to the Distribution Agreement dated April 16, 2004, as amended and supplemented. (14)

(2)

Distribution Agreement dated November 21, 2008 between the Trust and Tamarack Distributors Inc. on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (10)

(3)

Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)

		(i)	First Amendment dated July 1, 2011 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (23)

2

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Schedule II dated November 27, 2012 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (23)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Annex I dated November 27, 2012 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (23)

(h)	Other Material Contracts.

(1)

Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund and RBC BlueBay Global Convertible Bond Fund. (23)

(i)

Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (23)

(2)

Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

		(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)

		(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)

		(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (18)

	(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)

3

(i)

Form of Amended and Restated Exhibit A dated December 31, 2009 to the Administration and Accounting Services Agreement between PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) and RBC Funds Trust dated October 5, 2007. (15)

(ii)

Amended and Restated Exhibit A dated November 27, 2012 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (23)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

(i) Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)

(5)

Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(6)

Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(7)

Shareholder Servicing Plan effective March 26, 2013 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (24)

(8)

Amended and Restated Shareholder Account and Distribution Services Plan dated February 1, 2010 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (24)

(9)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (24)

(10)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. (24)

(11)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 1. (24)

(12)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Access Capital Community Investment Fund. (24)

(13)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, and RBC BlueBay Absolute Return Fund. (24)

(14)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (21)

4

		(i)	First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (23)

(i)	(1)	Legal opinion with respect to all Funds except RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (23)

	(2)	Legal opinion with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (25)

(j)	Other Opinions.

	(1)	(i)	Consent of independent registered public accounting firm with respect to all Funds except RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (23)

		(ii)	Consent of independent registered public accounting firm with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (25)

(2)

Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated September 25, 2012. (22)

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)

Amended and Restated Master Distribution Plan and Distribution Plan and supplements dated December 6, 2012 for RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and Access Capital Community Investment Fund. (24)

	(2)	Form of Dealer and Selling Group Agreement. (4)

(3)

Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation with respect to Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(i)

Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation with respect to Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13).

		(ii)	Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)

(4)

Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)

5

	(5)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)

	(6)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)

(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

(2)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(3)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated December 6, 2012 on behalf of RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, and Access Capital Community Investment Fund. (24)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (23)

	(2)	Code of Ethics of BlueBay Asset Management LLP (23)

	(3)	Amended Code of Ethics of the Trust. (20)

	(4)	Code of Ethics of RBC Global Asset Management (UK) Limited (25)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.

6

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed with the Commission on September 28, 2012.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(25)	To be filed by amendment.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

          (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time, (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer

7

and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)

Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

AC One China Fund Access Capital Community Investment Advantus Strategic Dividend Income Fund Aegis High Yield Fund Aegis Value Fund Akre Focus Fund	Fund X Tactical Total Return Fund Fund X Tactical Upgrader Fund Fund X Upgrader Fund Generation Wave Growth Fund Geneva Advisors All Cap Growth Fund Geneva Advisors Equity Income Fund	Monetta Young Investor Fund Morgan Dempsey Small/Micro Cap Value Fund Muhlenkamp Fund Muzinich Credit Opportunities Fund New Path Tactical Allocation Fund Nicholas Equity Income Fund

8

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund

Alpha Defensive Growth Fund

Alpha Opportunistic Growth Fund
AlphaClone Alternative Alpha ETF Fund
Alpine Accelerating Dividend Fund
Alpine Cyclical Advantage Property Fund

Alpine Dynamic Dividend Fund
Alpine Emerging Markets Real Estate Fund
Alpine Financial Services Fund
Alpine Foundation Fund

Alpine Global Consumer Growth Fund

Alpine Global Infrastructure Fund
Alpine Innovators Fund
Alpine International Real Estate Equity Fund

Alpine Municipal Money Market Fd
Alpine Realty Income & Growth Fd
Alpine Transformations Fund
Alpine Ultra Short Tax Optimized Income Fund
American Opportunities Fund
Aquinas Growth Fund
Aquinas Small Cap Fund

Aquinas Value Fund
Artio Global High Income Fund
Artio International Equity Fund

Artio International Equity Fund II

Artio Select Opportunities Fund

Artio Total Return Bond Fund
ATAC Inflation Rotation Fund

Barrett Growth Fund

Barrett Opportunity Fund
Becker Value Equity Fund

Boston Common International Fund

Boston Common U.S. Equity Fund

Brandes Core Plus Fixed Income Fund

Brandes Credit Focus Yield Fund

Brandes Emerging Markets Fund
Brandes Global Equity Fund

Brandes International Equity Fund
Brandes International Small Cap Equity Fund
Brandes Separately Managed Account Reserve Trust
Brandywine Advisors MidCap Growth Fd

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Gerstein Fisher Multi-Factor Growth Equity Fund
Gerstein Fisher Multi-Factor International Growth Equity Fund
Glenmede Core Fixed Income Portfolio
Glenmede Government Cash Portfolio
Glenmede International Portfolio
Glenmede International Secured Options Portfolio

Glenmede Large Cap 100
Glenmede Large Cap Growth
Glenmede Large Cap Value Portfolio

Glenmede Long/Short Fund
Glenmede Municipal Intermediate Portfolio
Glenmede NJ Municipal Portfolio

Glenmede Secured Options Portfolio

Glenmede Small Cap Equity Portfolio
Glenmede Strategic Equity Portfolio
Glenmede Tax Exempt Cash Portfolio

Glenmede Total Market Portfolio
Glenmede U.S. Emerging Growth
GoodHaven Fund
Government Obligations

Great Lakes Bond Fund
Great Lakes Disciplined Equity Fund
Great Lakes Large Cap Value Fund
Great Lakes Small Cap Opportunity Fund

Greenspring Fund
Guinness Atkinson Alternative Energy Fund
Guinness Atkinson Asia Focus Fund
Guinness Atkinson Asia Pacific Dividend Fund
Guinness Atkinson China & Hong Kong Fund
Guinness Atkinson Global Energy Fund
Guinness Atkinson Global Innovators Fund
Guinness Atkinson Inflation Managed Dividend Fund
Guinness Atkinson Renminbi Yuan & Bond Fund
Harding Loevner Emerging Markets Portfolio
Harding Loevner Frontier Emerging Markets Portfolio
Harding Loevner Global Equity Portfolio
Harding Loevner Institutional Emerging Markets Portfolio
Harding Loevner International Equity Portfolio
Harding Loevner International Small Companies Portfolio
Hennessy Balanced Fund

Nicholas Fund

Nicholas High Income Fund

Nicholas II Fund
Nicholas Limited Edition Fund
Nicholas Money Market Fund
Nuance Concentrated Value Fund

Odyssey Aggressive Growth Fund

Odyssey Growth Fund
Odyssey Stock Fund
Orinda SkyView Macro Opportunities
Orinda Skyview Multi-Manager Hedged Equity Fund

Orion/Monetta Intermediate Bond Fund
O’Shaughnessy All Cap Core Fund

O’Shaughnessy Enhanced Dividend Fund
O’Shaughnessy Small/Mid Cap Growth Fund
Osterweis Fund
Osterweis Institutional Equity Fund

Osterweis Strategic Income Fund
Osterweis Strategic Investment Fund
Permanent Portfolio
Permanent Portfolio Agg Growth
Permanent Portfolio Short-Term Treasury Bill
Permanent Portfolio Versatile Bond
Perritt MicroCap Opportunities Fund

Perritt Ultra Micro Cap Fund
Philadelphia International Emerging Markets Fund

Philadelphia International Fund
Philadelphia International Small Cap Fund

Phocas Real Estate Fund

PIA BBB Bond Fund
PIA High Yield Fund

PIA MBS Bond Fund

PIA Moderate Duration Bond Fund

PIA Short-Term Securities Fund

Plumb Balanced Fund

Plumb Equity Fund
Poplar Forest Partners Fund

Portfolio 21 Global Equity Fund

Prime Obligations

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

9

Brandywine Blue Fund
Brandywine Fund

Bridges Investment Fund, Inc.
Bright Rock Mid Cap Growth Fund
Bright Rock Quality Large Cap Fund
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield High Yield Fund
Brown Advisory Emerging Markets Fund
Brown Advisory Equity Income Fund
Brown Advisory Flexible Value
Brown Advisory Growth Equity
Brown Advisory Intermediate Income
Brown Advisory Maryland Bond Fund

Brown Advisory Opportunity Fund
Brown Advisory Small-Cap Fundamental Value

Brown Advisory Small-Cap Growth

Brown Advisory Tactical Bond Fund
Brown Advisory Tax Exempt Bond Fund
Brown Advisory Value Equity
Brown Advisory Winslow Sustainability Fund
Buffalo Discovery Fund
Buffalo Dividend Focus Fund
Buffalo Flexible Income Fund
Buffalo Growth Fund

Buffalo High Yield Fund

Buffalo International Fund
Buffalo Large Cap Fund

Buffalo Mid Cap Fund
Buffalo Small Cap Fund
Bushido Capital Long/Short Fund
CAN SLIM Select Growth Fund
Capital Advisor Growth Fund
Capital Advisors TacticalShares Dynamic Allocation Fund

Chase Growth Fund

Chase Mid Cap Growth Fund
Coldstream Dividend Growth Fund
Collins Alternative Solutions Fund
Congress All Cap Opportunity Fund

Congress Large Cap Growth

Congress Mid Cap Growth Fund

Contravisory Strategic Equity Fund

Convergence Core Plus Fund
Corporate America CU Short Duration Fund

Hennessy Core Bond Fund
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Value Fund

Hennessy Equity and Income Fund

Hennessy Focus Fund
Hennessy Gas Utility Index Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund
Hennessy Large Cap Financial Fund
Hennessy Large Value Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund

Hennessy Total Return Fund

Hodges Blue Chip 25 Fund

Hodges Equity Income Fund

Hodges Fund
Hodges Pure Contrarian Fund
Hodges Small Cap Fund

Hotchkis & Wiley Capital Income Fund
Hotchkis & Wiley Diversified Value
Hotchkis & Wiley Global Value Fund
Hotchkis & Wiley High Yield Fund
Hotchkis & Wiley Large Cap Value

Hotchkis & Wiley Mid Cap Value

Hotchkis & Wiley Small Cap Value
Hotchkis & Wiley Value Opportunities
Huber Capital Diversified Large Cap Value Fund
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Iman Fund
Innovator Matrix Income Fund

International Fund

Intrepid Capital Fund

Intrepid Disciplined Value Fund
Intrepid Income Fund
Intrepid Small Cap Fund
IronBridge Global Fund

IronBridge Large Cap Fund

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

Jacob Internet Fund

Jacob Micro Cap Growth Fund

Provident Trust Strategy Fund
PureFunds ISE Diamond/Gemstone ETF

PureFunds ISE Junior Silver ETF
PureFunds ISE Mining Service ETF
Purisima All-Purpose Fund

Purisima Total Return Fund

Rainier Balanced Fund
Rainier High Yield Fund
Rainier Intermediate Fixed Income Fund
Rainier International Discovery Fund
Rainier Large Cap Equity Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
RBC Blue Bay Absolute Return Fund
RBC Blue Bay Emerging Market Corporate Bond Fund
RBC Blue Bay Emerging Market Select Bond Fund
RBC Blue Bay Global Convertible Bond Fund
RBC Blue Bay Global High Yield Bond Fund
RBC Enterprise Fund
RBC MicroCap Value Fund

RBC Mid Cap Value Fund
RBC Prime Money Market Fund
RBC Small Cap Core Fund
RBC SMID Cap Growth Fund
RBC Tax Free Money Market Fund
RBC U.S. Government Money Market Fund
Reinhart Midcap Private Market Value Fund
Roosevelt Strategic Income Fund

Samson Strong Nations Currency Fund
Scharf Balanced Opportunity Fund
Scharf Fund
Schooner Fund
SCS Hedged Opportunities Fund, LLC
Shenkman Short Duration High Income Fund
SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund
Smead Value Fund
Snow Capital Opportunity Fund
Snow Capital Small Cap Value Fund
Stone Ridge High Yield Reinsurance Risk Premium Fund
Stone Ridge Reinusrance Risk Premimum Fund
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Stone Ridge U.S. Variance Risk Premium Risk Fund

Tax Free Obligations

10

Country Bond Fund
Country Growth Fund, Inc
CSC Small Cap Value Fund
Cushing MLP Premier Fund
Cushing Renaissance Advantage Fund
Cushing Royalty Energy Income Fund
Davidson Multi Cap Equity Fund

Davidson Small/Mid Equity Fund
Dearborn Partners Rising Dividend Fund

DoubleLine Equities Growth Fund
DoubleLine Equities Small Cap Growth Fund

DoubleLine Core Fixed Income Fund
DoubleLine Emerging Markets Fixed Income Fund

DoubleLine Floating Rate Fund
DoubleLine Low Duration Bond Fund
DoubleLine Multi-Asset Growth Fund
DoubleLine Total Return Bond Fund
DSM Global Growth Fund
DSM Large Cap Growth Fund

DSM Small-Mid Cap Growth Fund
Edgar Lomax Value Fund
Emerging Markets Fund
Evermore Global Value Fund

Fort Pitt Capital Total Return Fund
Fund X Aggressive Upgrader Fund
Fund X Conservative Upgrader Fd
Fund X ETF Aggressive Upgrader Fund
Fund X ETF Upgrader Fund
Fund X Flexible Income Fund

Jacob Small Cap Growth Fund
Jacob Wisdom Fund
Jensen Portfolio
Jensen Quality Value Fund
Jordan Opportunity Fund
Kellner Merger Fund
Kirr Marbach Partners Value Fd
Litman Gregory Masters Alternative Strategies Fund
Litman Gregory Masters Equity Fund
Litman Gregory Masters Focused Opportunities Fund
Litman Gregory Masters International Fund
Litman Gregory Masters Small Companies Fund

Litman Gregory Masters Value Fund

LK Balanced Fund
LKCM Balanced Fund
LKCM Equity Fund
LKCM Fixed Income Fund
LKCM Small Cap Fund
LKCM Small-Mid Cap Equity Fund
LoCorr Long/Short Commodities Strategy Fund
LoCorr Managed Futures Strategy Fund
Logan Capital Large Cap Growth Fund
Logan Capital Long/Short Fund
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
MainGate MLP Fund
Matrix Advisors Value Fd Inc.
McKinley Diversified Income Fund
Monetta Fund
Monetta Mid-Cap

TCM Small Cap Growth Fund
TCM Small-Mid Cap Growth Fund
The American Trust Allegiance Fd
The Appleton Group Plus Fund
The Core Fund
The Merger Fund
The Teberg Fund

Thompson Bond Fund
Thompson LargeCap Fund

Thompson MidCap Fund

TIFF Multi-Asset Fund

TIFF Short Term Fund

Tortoise MLP & Pipeline Fund
Tortoise North American Energy Independence Fund
Treasury Obligations
U.S. Treasury Money Market
USFS Funds Limited Duration Fund
USFS Funds Tactical Allocation Fund
Vice Fund

Villere Balanced Fund
Wall Street Fund
WBI Absolute Return Balanced Fund
WBI Absolute Return Dividend Growth

YCG Enhanced Fund

(b)

Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant

James Robert Schoenike	President and Board Member	None

Andrew M. Strnad	Vice President and Secretary	None

Teresa Cowan	Senior Vice President and Assistant Secretary	None

Susan LaFond	Vice President and Treasurer	None

John Kinsella	Assistant Treasurer	None

11

Brett Scribner	Assistant Treasurer	None

Joe Redwine	Board Member	None

Joseph Bree	Chief Financial Officer	None

Robert Kern	Board Member	None

Joe Redwine	Board Member	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Transfer Agent; and (e) the Fund Accounting Agent and Co-Administrator, and (f) Custodian – RBC Mid Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Access Capital Community Investment Fund; and (g) Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. The address of each is as follows:

(a)	RBC Funds Trust
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(c)	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

(d)	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(e)	BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
Valley Forge, PA 19406

(f)	U.S. Bank, N.A.
1555 N. RiverCrest Drive, Suite 302
Milwaukee, WI 53212

(g)	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 52 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 4th day of October, 2013.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: October 4, 2013
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: October 4, 2013
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
H. David Rybolt	John A. MacDonald

*	*
William B. Taylor	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: October 4, 2013
Kathleen A. Gorman, attorney-in-fact

13

Exhibit Index

None

14